Condensed Consolidated Statements of Financial Condition (unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 607,193	$ 627,182
Cash and securities segregated, at fair value (cost: $834,198 and $1,551,177)	834,356	1,551,326
Receivables, net:
Brokers and dealers	312,493	408,037
Brokerage clients	998,672	942,034
Fees	241,219	265,685
Investments:
Long-term incentive compensation-related	114,631	122,977
Other	549,836	609,357
Furniture, equipment and leasehold improvements, net	176,311	196,125
Goodwill	2,954,327	2,954,327
Intangible assets, net	152,982	169,208
Deferred sales commissions, net	74,812	95,430
Other assets	176,860	173,362
Total assets	7,193,692	8,115,050
Payables:
Brokers and dealers	244,392	220,736
Securities sold not yet purchased	59,682	63,838
Brokerage clients	1,552,952	2,563,061
AllianceBernstein mutual funds	96,299	156,679
Accounts payable and accrued expenses	524,368	499,076
Accrued compensation and benefits	638,902	485,229
Debt	163,000	323,163
Total liabilities	3,279,595	4,311,782
Commitments and contingencies (See Note 12)
Capital:
General Partner	38,932	41,213
Limited partners: 264,472,328 and 277,600,901 units issued and outstanding	3,938,045	4,165,461
Receivables from affiliates	(13,338)	(8,441)
Holding Units held for long-term incentive compensation plans	(37,169)	(389,941)
Accumulated other comprehensive loss	(57,667)	(48,526)
Partners' capital attributable to AllianceBernstein Unitholders	3,868,803	3,759,766
Non-controlling interests in consolidated entities	45,294	43,502
Total capital	3,914,097	3,803,268
Total liabilities and capital	$ 7,193,692	$ 8,115,050